Accounts Payable (Details) - USD ($)	1 Months Ended	3 Months Ended
	Mar. 22, 2023	Mar. 31, 2023
Accounts Payable (Details) [Line Items]
Accounts payables amount		$ 11,018,750
Fee payable	$ 6,000,000
Non-refundable cash fee		$ 2,000,000
Underwriting fees payable	$ 3,018,750
Cantor Fitzgerald Omnibus Fee [Member]
Accounts Payable (Details) [Line Items]
Common stock, description	(i) 600,000 shares of Near Common Stock and (ii) the quotient obtained by dividing (x) $6,000,000 by (y) the VWAP of the Near Common Stock over the five trading days immediately preceding the date of the initial filing of the registration statement covering the resale of the Advisory Fee Shares, provided that clause (y) may in no event be less than $2.06.
Underwriting Fees [Member]
Accounts Payable (Details) [Line Items]
Common stock, description	(i) 301,875 shares of Common Stock and (ii) the quotient obtained by dividing (x) $3,018,750 by (y) the VWAP of the Common Stock over the five trading days immediately preceding the date of the initial filing of the registration statement covering the resale of the Deferred Compensation Shares, provided that clause (y) may in no event be less than $2.06.